Accrued Expenses and Other Current Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities
Accrued advertising expense	$ 30,101,200	$ 15,062,381
Accrued shipping and handling expenses	92,487,255	54,614,837
Accrued payroll	52,720,736	21,224,480
Social benefit provision	4,417,250	2,954,756
Deposits from delivery service providers	12,175,914	10,311,553
Other tax payable	17,206,359	5,018,107
Income tax payable	16,502,287	15,341,849
VAT tax payable	55,724,881	24,073,083
Accrued rental expenses	6,258,045	3,557,804
Accrued administrative expenses	5,222,956	8,679,322
Amounts received on behalf of third-party merchants	72,023,368	34,720,189
Interest payable	2,803,975
Others	9,617,104	769,158
Total	$ 377,261,330	$ 196,327,519